Inventories - Changes in Inventories (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Changes in inventories of finished goods and work in process	$ 339,469	$ 317,608	$ 286,346
Raw materials and consumables used	131,644	126,040	115,542
Total	$ 471,113	$ 443,648	$ 401,888